Accounts receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts receivable:

	December 31, 2013	December 31, 2012

Customer trade receivable	$54,017	$39,754
Government funding receivable	483	541
Due from joint venture (note 21)	3,621	2,127
Other receivables	2,689	1,916
Income tax receivable	77	172
Allowance for doubtful accounts	(1,572)	(321)

	$59,315	$44,189